UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21652
                                                     ---------

                    Fiduciary/Claymore MLP Opportunity Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
              (Address of principal executive offices) (Zip code)

                                  Brian Binder
                                  ------------
                             227 West Monroe Street
                               Chicago, IL 60606
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

             Date of reporting period: July 1, 2019 - June 30, 2020
                                       ----------------------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21652
Reporting Period: 07/01/2019 - 06/30/2020
FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND









=================== FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND ====================


KNOT OFFSHORE PARTNERS LP (KNOP)

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: SEP 25, 2019   Meeting Type: ANNUAL
Record Date:  JUL 26, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Election of Directors-Andrew Beveridge  FOR       FOR          Management
1.A   Tax Act for Norway Residents.           TAKE NO   AGAINST      Management
      Non-Norway Residents vote No.           ACTION
      Against=No.


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MAGELLAN MIDSTREAM PARTNERS,L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 23, 2020   Meeting Type: ANNUAL
Record Date:  FEB 24, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Directors-Chansoo Joung     FOR       FOR          Management
1.2   Election of Directors-Michael N. Mears  FOR       FOR          Management
1.3   Election of Directors-James R. Montague FOR       FOR          Management
2     14A Executive Compensation              FOR       FOR          Management
3     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors


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NUSTAR ENERGY L.P.

Ticker:       NS             Security ID:  67058H102
Meeting Date: APR 28, 2020   Meeting Type: ANNUAL
Record Date:  MAR 02, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Driectors-William E.        FOR       DID NOT VOTE Management
      Greehey
1.2   Election of Driectors-Jelynne           FOR       DID NOT VOTE Management
      LeBlanc-Burley
1.3   Election of Driectors-Robert J. Munch   FOR       DID NOT VOTE Management
2     Ratify Appointment of Independent       FOR       DID NOT VOTE Management
      Auditors


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PLAINS ALL AMERICAN PIPELINE, L.P.

Ticker:       PAA            Security ID:  726503105
Meeting Date: MAY 20, 2020   Meeting Type: ANNUAL
Record Date:  MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Director: Alexandra Pruner  FOR       FOR          Management
1.2   Election of Director:Lawrence Ziemba    FOR       FOR          Management
2     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
3     14A Executive Compensation              FOR       FOR          Management


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TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 19, 2020   Meeting Type: ANNUAL
Record Date:  MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Director: Charles R. Crisp  FOR       FOR          Management
1.2   Election of Director: Laura C. Fulton   FOR       FOR          Management
1.3   Election of Director: James W. Whalen   FOR       FOR          Management
2     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
3     14A Executive Compensation              FOR       FOR          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund
---------------------------------------

By:      /s/ Brian Binder
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Name:    Brian Binder
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Title:   President and Chief Executive Officer
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Date:    August 19, 2020
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